Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Premiums and Other Receivables, Net	$ 22,702	$ 22,244
Deferred Policy Acquisition Costs and Value of Business Acquired	24,130	24,442	$ 26,706
Total assets	46,832	46,686
Liabilities
Future policy benefits (includes $716 and $579, respectively, relating to variable interest entities)	191,879	189,586
Policyholder account balances	202,722	209,294	$ 212,885
Other policy-related balances (includes $238 and $198, respectively, relating to variable interest entities)	14,255	14,422
Other Liabilities	23,561	24,437
Total liabilities	432,417	437,739
Direct
Assets
Premiums and Other Receivables, Net	6,044	6,111
Deferred Policy Acquisition Costs and Value of Business Acquired	24,490	24,807
Total assets	30,534	30,918
Liabilities
Future policy benefits (includes $716 and $579, respectively, relating to variable interest entities)	189,817	187,562
Policyholder account balances	201,748	208,307
Other policy-related balances (includes $238 and $198, respectively, relating to variable interest entities)	13,939	14,131
Other Liabilities	19,800	20,752
Total liabilities	425,304	430,752
Assumed
Assets
Premiums and Other Receivables, Net	555	491
Deferred Policy Acquisition Costs and Value of Business Acquired	120	112
Total assets	675	603
Liabilities
Future policy benefits (includes $716 and $579, respectively, relating to variable interest entities)	2,062	2,024
Policyholder account balances	975	989
Other policy-related balances (includes $238 and $198, respectively, relating to variable interest entities)	310	285
Other Liabilities	472	481
Total liabilities	3,819	3,779
Ceded
Assets
Premiums and Other Receivables, Net	16,103	15,642
Deferred Policy Acquisition Costs and Value of Business Acquired	(480)	(477)
Total assets	15,623	15,165
Liabilities
Future policy benefits (includes $716 and $579, respectively, relating to variable interest entities)	0	0
Policyholder account balances	(1)	(2)
Other policy-related balances (includes $238 and $198, respectively, relating to variable interest entities)	6	6
Other Liabilities	3,289	3,204
Total liabilities	$ 3,294	$ 3,208